JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.4%
Alternative Assets — 1.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,786,609	71,985,414

Fixed Income — 64.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	79,161,456	983,976,899
JPMorgan Corporate Bond Fund Class R6 Shares (a)	20,229,205	217,868,535
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,187,058	32,575,308
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,010,456	31,040,928
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	5,386,917	46,273,616
JPMorgan High Yield Fund Class R6 Shares (a)	53,514,376	364,432,899
JPMorgan Income Fund Class R6 Shares (a)	7,914,271	72,890,437
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	27,993,167	295,887,774
JPMorgan Managed Income Fund Class L Shares (a)	13,422,075	134,891,850
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	63,437,379	620,417,570

Total Fixed Income		2,800,255,816

International Equity — 14.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,699,159	170,109,544
JPMorgan International Advantage Fund Class R6 Shares (a)	3,792,338	70,082,406
JPMorgan International Equity Fund Class R6 Shares (a)	13,328,393	233,513,441
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	9,736,303	162,596,254

Total International Equity		636,301,645

U.S. Equity — 14.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	13,745,976	241,379,332
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	627,154	35,534,543
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	655,995	16,609,795
JPMorgan Small Cap Value Fund Class R6 Shares (a)	679,683	13,777,181
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,238,841	343,798,084

Total U.S. Equity		651,098,935

TOTAL INVESTMENT COMPANIES (Cost $3,781,674,718)		4,159,641,810

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $47,033,102)	46,867,100	47,229,588

	Shares
EXCHANGE-TRADED FUNDS — 0.3%
Alternative Assets — 0.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $17,353,536)	196,289	14,122,993

SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $125,997,539)	125,997,539	125,997,539

Total Investments — 99.7% (Cost $3,972,058,895)		4,346,991,930
Other Assets Less Liabilities — 0.3%		12,819,513

Net Assets — 100.0%		4,359,811,443

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	886	12/2020	EUR	33,054,320	(1,337,427)
MSCI Emerging Markets E-Mini Index	780	12/2020	USD	42,443,700	(375,055)
Russell 2000 E-Mini Index	528	12/2020	USD	39,739,920	419,826
S&P 500 E-Mini Index	805	12/2020	USD	134,817,375	1,047,263
S&P Midcap 400 E-Mini Index	522	12/2020	USD	96,846,660	323,870
U.S. Treasury 10 Year Note	3,330	12/2020	USD	464,535,000	1,160,279

					1,238,756

Short Contracts
DJ US Real Estate Index	(787)	12/2020	USD	(24,656,710)	485,378
Euro-Bund	(593)	12/2020	EUR	(121,316,416)	(565,487)
FTSE 100 Index	(571)	12/2020	GBP	(42,951,164)	1,211,955
MSCI EAFE E-Mini Index	(12)	12/2020	USD	(1,111,920)	29,951

					1,161,797

					2,400,553

Abbreviations

EAFE Europe, Australasia and Far East
EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
MSCI Morgan Stanley Capital International
USD United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$14,122,993	$—	$—	$14,122,993
Investment Companies	4,159,641,810	—	—	4,159,641,810
U.S. Treasury Obligations	—	47,229,588	—	47,229,588
Short-Term Investments
Investment Companies	125,997,539	—	—	125,997,539

Total Investments in Securities	$4,299,762,342	$47,229,588	$—	$4,346,991,930

Appreciation in Other Financial Instruments
Futures Contracts	$4,678,522	$—	$—	$4,678,522

Depreciation in Other Financial Instruments
Futures Contracts	$(2,277,969)	$—	$—	$(2,277,969)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$22,437,351	$—	$8,324,062	$(2,133,171)	$2,142,875	$14,122,993	196,289	$108,962	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,084,532,164	13,021,377	118,198,165	6,807,098	(2,185,575)	983,976,899	79,161,456	6,227,730	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	238,463,818	1,494,251	24,088,285	1,086,285	912,466	217,868,535	20,229,205	1,494,252	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,620,192	294,168	—	—	660,948	32,575,308	4,187,058	294,169	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	186,516,903	—	41,638,575	3,345,262	21,885,954	170,109,544	4,699,159	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	38,263,206	289,013	8,246,532	(351,797)	1,087,038	31,040,928	4,010,456	289,012	—
JPMorgan Equity Income Fund Class R6 Shares (a)	361,756,209	10,065,421	152,013,965	(10,124,308)	31,695,975	241,379,332	13,745,976	1,339,443	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	51,655,839	514,035	6,885,143	(632,472)	1,621,357	46,273,616	5,386,917	514,035	—
JPMorgan High Yield Fund Class R6 Shares (a)	325,485,314	28,893,446	—	—	10,054,139	364,432,899	53,514,376	4,074,533	—
JPMorgan Income Fund Class R6 Shares (a)	70,720,935	919,519	—	—	1,249,983	72,890,437	7,914,271	919,520	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	308,222,794	1,948,019	18,816,252	327,910	4,205,303	295,887,774	27,993,167	1,948,019	—
JPMorgan International Advantage Fund Class R6 Shares (a)	74,210,757	—	7,803,167	428,056	3,246,760	70,082,406	3,792,338	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	246,780,056	—	30,334,715	4,951,106	12,116,994	233,513,441	13,328,393	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	172,222,464	—	15,456,273	(1,397,679)	7,227,742	162,596,254	9,736,303	—	—
JPMorgan Managed Income Fund Class L Shares (a)	4,423,080	130,468,785	—	—	(15)	134,891,850	13,422,075	178,746	—
JPMorgan Realty Income Fund Class R6 Shares (a)	70,616,949	275,378	—	—	1,093,087	71,985,414	5,786,609	275,377	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	653,028,038	9,079,200	47,151,546	654,932	4,806,946	620,417,570	63,437,379	3,421,637	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	40,104,373	—	6,872,128	(86,540)	2,388,838	35,534,543	627,154	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	14,569,650	—	—	—	2,040,145	16,609,795	655,995	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	13,495,850	44,423	—	—	236,908	13,777,181	679,683	44,424	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	378,881,294	11,343,528	82,197,662	10,954,588	24,816,336	343,798,084	19,238,841	872,342	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	147,454,241	462,781,318	484,238,020	—	—	125,997,539	125,997,539	39,351	—

Total	$4,535,461,477	$671,431,881	$1,052,264,490	$13,829,270	$131,304,204	$4,299,762,342		$22,041,552	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.